Personnel expenses (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Long-Term Incentive Plan - Technology
Balance Plans on December 31, 2019	R$ 123,158
ILP Technology
Long-Term Incentive Plan - Technology
Number of Shares	R$ 123,158
Granted Year	2019
Employees	Executives
Data of Commencement of the Period	Jul-19
Data of Expiry of Period	Jun-22
Delivered shares
Long-Term Incentive Plan - Technology
Number of Shares	R$ 0
Granted Year	2019
Employees	Executives
Data of Commencement of the Period	Jul-19
Data of Expiry of Period	Jun-22
Canceled shares
Long-Term Incentive Plan - Technology
Number of Shares	R$ 0
Granted Year	2019
Employees	Executives
Data of Commencement of the Period	Jul-19
Data of Expiry of Period	Jun-22